ACCUMULATED OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO NBG SHAREHOLDERS (Tables)	12 Months Ended
Dec. 31, 2010
Comprehensive Income Note Tables [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO NBG SHAREHOLDERS

		Unrealized
		gains/(losses) on		Accumulated
	Foreign	Available-		Other
	Currency	for-Sale	Pension	Comprehensive
	Items	Securities	liability	Income
	(EUR in thousands)
Balance, January 1, 2008	307,346	(12,137)	(24,149)	271,060
Changes during 2008	(1,032,477)	(785,324)	(150,098)	(1,967,899)
Balance, December 31, 2008	(725,131)	(797,461)	(174,247)	(1,696,839)
Changes during 2009	(55,790)	211,144	24,358	179,712
Balance, December 31, 2009	(780,921)	(586,317)	(149,889)	(1,517,127)
Changes during 2010	181,952	(2,148,314)	14,668	(1,951,694)
Balance, December 31, 2010	(598,969)	(2,734,631)	(135,221)	(3,468,821)